Condensed consolidated statements of cash flows - additional details	6 Months Ended
Jun. 30, 2020
Cash Flow Statement [Abstract]
Condensed consolidated statements of cash flows - additional details	Condensed consolidated statements of cash flows - additional details
The below tables provide additional detail supporting select line items in the Condensed Consolidated Statements of Cash Flows.
9.1 Depreciation, amortization, impairments and fair value adjustments

	Six months ended June 30
($ millions)	2020	2019

Property, plant & equipment	142	129
Right-of-use assets	38	29
Intangible assets	602	536
Financial assets	(3)	15
Total	779	709

9.2 Change in net current assets and other operating cash flow items

	Six months ended June 30
($ millions)	2020	2019

(Increase) in inventories	(192)	(57)
Decrease/(increase) in trade receivables	185	(122)
Increase/(decrease) in trade payables	(71)	134
Net change in other current assets	77	(73)
Net change in other current liabilities	(152)	(64)
Total	(153)	(182)